Investments in Unconsolidated Affiliates - Earnings from Investments in Unconsolidated Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ 26	$ 23	$ 23
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	15	23	23
Mont Belvieu Enterprise Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	5
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	6
CrossPoint Pipeline, LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates
Other [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates